Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds VI
Entity Central Index Key	0001738080
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
BlackRock Advantage CoreAlpha Bond Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage CoreAlpha Bond Fund
Class Name	Institutional Shares
Trading Symbol	BCRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Advantage

CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 29 (a)	0.29% (a)

Expenses Paid, Amount	$ 29	[1]
Expense Ratio, Percent	0.29%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 2.20%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index 1.25%.
What contributed to performance?
Positive contributions to the Fund’s absolute performance for the period were led by exposure to credit-oriented areas of the bond market which were supported by a strong macroeconomic backdrop which drove a tightening of credit spreads. Ongoing strength in corporate fundamentals pulled down spreads over most of the period, while persistently supportive demand factors helped maintain spreads at historically tight levels. In particular, the Fund’s exposure to securitized assets and high yield corporate bonds contributed to absolute return over the period. In sector terms, exposures to banking, consumer cyclical and energy were most additive.
What detracted from performance?
The Fund’s positioning across global interest rate markets was the largest detractor from absolute performance for the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years		10 Years
Institutional Shares	2.20%	(0.30	) %	1.46%
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)		1.35

Performance Inception Date	Sep. 17, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 698,367,267
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 1,673,655
Investment Company, Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 698,367,267
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 1,673,655
Portfolio Turnover Rate of the Master Portfolio	142%

BlackRock Advantage CoreAlpha Bond Fund - Investor A Shares
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage CoreAlpha Bond Fund
Class Name	Investor A Shares
Trading Symbol	BCRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Advantage

CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 55 (a)	0.54% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 55	[1]
Expense Ratio, Percent	0.54%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 1.94%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index 1.25%.
What contributed to performance?
Positive contributions to the Fund’s absolute performance for the period were led by exposure to credit-oriented areas of the bond market which were supported by a strong macroeconomic backdrop which drove a tightening of credit spreads. Ongoing strength in corporate fundamentals pulled down spreads over most of the period, while persistently supportive demand factors helped maintain spreads at historically tight levels. In particular, the Fund’s exposure to securitized assets and high yield corporate bonds contributed to absolute return over the period. In sector terms, exposures to banking, consumer cyclical and energy were most additive.
What detracted from performance?
The Fund’s positioning across global interest rate markets was the largest detractor from absolute performance for the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years		10 Years
Investor A Shares	1.94%	(0.55	) %	1.16%
Investor A Shares (with sales charge)	(2.14)	(1.36)		0.75
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)		1.35

Performance Inception Date	Sep. 17, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 698,367,267
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 1,673,655
Investment Company, Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 698,367,267
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 1,673,655
Portfolio Turnover Rate of the Master Portfolio	142%

BlackRock Advantage CoreAlpha Bond Fund - Investor C Shares
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage CoreAlpha Bond Fund
Class Name	Investor C Shares
Trading Symbol	BCRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Advantage

CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$ 130 (a)	1.29% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 130	[1]
Expense Ratio, Percent	1.29%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor C Shares returned 1.07%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index 1.25%.
What contributed to performance?
Positive contributions to the Fund’s absolute performance for the period were led by exposure to credit-oriented areas of the bond market which were supported by a strong macroeconomic backdrop which drove a tightening of credit spreads. Ongoing strength in corporate fundamentals pulled down spreads over most of the period, while persistently supportive demand factors helped maintain spreads at historically tight levels. In particular, the Fund’s exposure to securitized assets and high yield corporate bonds contributed to absolute return over the period. In sector terms, exposures to banking, consumer cyclical and energy were most additive.
What detracted from performance?
The Fund’s positioning across global interest rate markets was the largest detractor from absolute performance for the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years		10 Years
Investor C Shares	1.07%	(1.29	) %	0.58%
Investor C Shares (with sales charge)	0.09	(1.29)		0.58
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)		1.35

Performance Inception Date	Sep. 17, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 698,367,267
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 1,673,655
Investment Company, Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 698,367,267
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 1,673,655
Portfolio Turnover Rate of the Master Portfolio	142%

BlackRock Advantage CoreAlpha Bond Fund Class - K Shares
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage CoreAlpha Bond Fund
Class Name	Class K Shares
Trading Symbol	BCRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Advantage

CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 24 (a)	0.24% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 24	[1]
Expense Ratio, Percent	0.24%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 2.13%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index 1.25%.
What contributed to performance?
Positive contributions to the Fund’s absolute performance for the period were led by exposure to credit-oriented areas of the bond market which were supported by a strong macroeconomic backdrop which drove a tightening of credit spreads. Ongoing strength in corporate fundamentals pulled down spreads over most of the period, while persistently supportive demand factors helped maintain spreads at historically tight levels. In particular, the Fund’s exposure to securitized assets and high yield corporate bonds contributed to absolute return over the period. In sector terms, exposures to banking, consumer cyclical and energy were most additive.
What detracted from performance?
The Fund’s positioning across global interest rate markets was the largest detractor from absolute performance for the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years		10 Years
Class K Shares	2.13%	(0.25	) %	1.51%
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)		1.35

Performance Inception Date	Sep. 17, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 698,367,267
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 1,673,655
Investment Company, Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 698,367,267
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 1,673,655
Portfolio Turnover Rate of the Master Portfolio	142%

[1]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.